Related Parties (Tables)	12 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony
The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2023
Salaries	23	—
Retirement contributions	3	—
Bonuses	8	—
Exercise/settlement of share options	6	—
Directors' fees	—	14
Total	40	14
2022
Salaries	21	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	2	—
Directors' fees	—	13
Total	40	13

On 29 November 2022, Harmony announced the retirement by rotation of Mr Andre Wilkens, non-executive director, and
Mr Joaquim Chissano, independent non-executive director, with effect from 29 November 2022.

The following directors and prescribed officers owned shares in Harmony at year-end. The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy:

Number of shares
Name of director/prescribed officer	2023	2022
Directors
Peter Steenkamp	598 513	772 589
Boipelo Lekubo	24 753	15 988
Harry Mashego	28 975	14 875
Prescribed officers
Beyers Nel	54 195	110 207
Marian van der Walt	66 870	100 000
Melanie Naidoo-Vermaak	7 966	7 966
Johannes van Heerden	42 310	30 734

Disclosure of Transactions with Related Parties

	SA Rand
Figures in million	2023	2022
Sales and services rendered to related parties
Joint operations	4	4
Total	4	4

	SA Rand
Figures in million	2023	2022
Purchases and services acquired from related parties
Directors	—	5
Associates	69	51
Total	69	56